Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	ATM offering	Share capital	Share capital ATM offering	Reserves	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2024	$ 228,057		$ 235,782		$ 36,040	$ (37,849)	$ (5,916)
Balance (in shares) at Dec. 31, 2024			188,772,683
Share-based compensation	3,286				3,286
Shares issued under the ATM		$ 18,484		$ 18,484
Shares issued under the ATM (in shares)				11,162,960
Share issuance costs	(447)		$ (447)
Conversion of DSUs to common shares			$ 1,013		(1,013)
Conversion of DSUs to common shares (in shares)			633,071
Net loss	(6,532)					(6,532)
Currency translation differences of foreign operations	1,004						1,004
Balance at Jun. 30, 2025	243,852		$ 254,832		38,313	(44,381)	(4,912)
Balance (in shares) at Jun. 30, 2025			200,568,714
Balance at Dec. 31, 2025	353,958		$ 405,173		37,299	(86,247)	(2,267)
Balance (in shares) at Dec. 31, 2025			239,705,571
Share-based compensation	2,961				2,961
Shares issued under the ATM		$ 22,083		$ 22,083
Shares issued under the ATM (in shares)				5,361,672
Share issuance costs	(718)		$ (718)
Conversion of DSUs to common shares			$ 54		(54)
Conversion of DSUs to common shares (in shares)			55,762
Vesting of restricted stock units			$ 472		(472)
Vesting of restricted stock units (in shares)			495,612
Options exercised	1,839		$ 3,412		(1,573)
Options exercised (in shares)			685,000
Net loss	(5,790)					(5,790)
Currency translation differences of foreign operations	(5,161)						(5,161)
Balance at Jun. 30, 2026	$ 369,172		$ 430,476		$ 38,161	$ (92,037)	$ (7,428)
Balance (in shares) at Jun. 30, 2026			246,303,617